AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.7%
Asset-Backed Security — 0.4%
Collateralized Loan Obligation
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.749%(c)	10/15/34	42,500	$42,575,828
(cost $42,500,000)
Commercial Mortgage-Backed Securities — 5.4%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,415	12,312,808
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,966,663
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	24,180	23,859,652
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	18,124	18,028,584
Series 2016-C02, Class A3
2.575%	08/10/49	16,907	16,714,130
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	34,624,425
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,841,936
Series 2017-P07, Class A3
3.442%	04/14/50	17,704	17,523,438
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	16,164,588
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	24,231	23,928,843
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	37,580,817
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	10,778	10,670,538
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,257	8,219,194
Series 2016-C03, Class A4
2.632%	08/10/49	10,641	10,532,958
Series 2017-C06, Class A3
3.269%	06/10/50	3,466	3,416,649
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	15,883	15,798,252
Series 2016-GS03, Class A3
2.592%	10/10/49	19,787	19,585,498
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	48,614,587
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	8,795	8,732,429
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	$9,629,178
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	7,197	7,005,177
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	24,684,015
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3
2.674%	07/15/48	16,286	16,137,773
Series 2016-LC24, Class A3
2.684%	10/15/49	29,774	29,468,952
Series 2016-NXS06, Class A3
2.642%	11/15/49	19,816	19,692,196
Series 2017-C42, Class A3
3.330%	12/15/50	12,698	12,512,626
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	28,074,444
Series 2019-C51, Class A3
3.055%	06/15/52	33,002	31,541,275

Total Commercial Mortgage-Backed Securities (cost $535,166,148)			522,861,625
Corporate Bonds — 89.3%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	6,000	5,955,157
3.625%	03/01/48	10,905	7,882,030
3.650%	03/01/47	8,861	6,485,786
3.850%	11/01/48	6,466	4,813,391
3.900%	05/01/49	21,715	16,352,919
3.950%	08/01/59	8,125	5,833,891
5.705%	05/01/40	4,630	4,725,315
5.805%	05/01/50	1,840	1,838,408
5.930%	05/01/60	64,854	64,935,831
7.875%	04/15/43	13,929	16,962,517
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,629,265
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	463,425
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,022,197
RTX Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	5,635	3,837,290
3.750%	11/01/46	3,050	2,388,241
4.150%	05/15/45	1,150	969,428
4.350%	04/15/47	5,851	5,005,015
4.800%	12/15/43	2,085	1,934,921
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
4.875%	10/15/40	1,320	$1,271,637
			156,306,664
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,220	1,721,299
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,987	3,943,154
4.390%	08/15/37	41,810	38,189,823
4.540%	08/15/47	7,057	5,874,080
4.700%	04/02/27	5,130	5,163,379
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.850%	08/15/45	980	964,909
7.000%	08/04/41	3,275	3,572,005
8.125%	05/01/40	650	774,069
			60,202,718
Airlines — 0.6%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	6,077	5,976,471
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	2,326	2,279,372
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,083	3,020,654
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	14,229	13,823,695
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25(a)	172	172,460
4.750%	10/20/28	2,645	2,654,734
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	7,520	7,612,859
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)	783	781,027
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	2,449	2,428,039
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30(a)	14,343	13,661,743
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	4,175	4,113,001
			56,524,055
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers — 0.9%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30		968	$1,109,447
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		5,650	4,934,465
4.750%	01/15/43		6,670	5,318,305
7.750%	06/15/43		1,510	1,659,456
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27		1,775	1,761,102
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35(a)		3,785	3,678,956
5.150%	04/01/38		3,890	3,724,546
6.250%	10/02/43		21,446	21,817,650
6.600%	04/01/36		13,335	14,382,324
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26		6,525	6,510,032
4.350%	01/17/27(a)		3,320	3,323,481
5.250%	03/01/26(a)		3,868	3,877,764
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	17,404,704
				89,502,232
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
3.100%	12/01/51		15,000	9,442,406
Banks — 9.7%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		4,400	4,356,312
5.294%	08/18/27		8,200	8,356,026
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28(a)		22,418	22,064,036
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29		3,870	3,665,261
2.676%(ff)	06/19/41		99,540	73,359,161
2.884%(ff)	10/22/30		11,865	11,255,538
3.194%(ff)	07/23/30		2,560	2,466,221
3.824%(ff)	01/20/28		67,232	66,924,769
4.083%(ff)	03/20/51		38,060	30,977,549
4.443%(ff)	01/20/48		10,675	9,360,848
Sub. Notes
6.110%	01/29/37		1,000	1,077,299
Sub. Notes, MTN
4.450%	03/03/26		18,340	18,347,942
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)		2,386	2,369,326

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26	10,555	$10,552,911
4.942%(ff)	09/10/30	2,105	2,136,363
5.785%(ff)	02/25/36	4,210	4,388,441
Sub. Notes
5.088%(ff)	06/20/30	5,685	5,746,042
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32	10,000	9,080,986
3.132%(ff)	01/20/33	20,330	18,496,663
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	6,770	6,958,071
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)(a)	3,750	3,714,467
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	22,293,890
2.904%(ff)	11/03/42(a)	5,420	3,967,437
3.668%(ff)	07/24/28(a)	34,800	34,485,321
3.700%	01/12/26	1,800	1,795,929
3.887%(ff)	01/10/28	385	383,541
5.612%(ff)	03/04/56	20,195	20,391,946
5.875%	01/30/42	4,115	4,359,699
6.875%	02/15/98	2,825	3,305,310
8.125%	07/15/39	2,000	2,563,102
Sub. Notes
4.450%	09/29/27	3,905	3,920,692
4.600%	03/09/26	425	425,576
4.750%	05/18/46	1,045	927,867
5.827%(ff)	02/13/35	2,175	2,257,774
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	4,260	4,167,049
2.552%(ff)	01/07/28	1,022	998,937
Sub. Notes
3.729%(ff)	01/14/32	11,800	11,036,356
3.742%(ff)	01/07/33	8,930	8,227,192
7.079%(ff)	02/10/34	3,155	3,460,925
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(ff)	07/21/42	4,500	3,321,088
3.210%(ff)	04/22/42	7,183	5,548,321
3.436%(ff)	02/24/43	6,850	5,396,176
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.550%(ff)	03/19/35(a)	4,485	4,656,358
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A
7.778%(ff)	06/20/54(a)	2,045	2,446,164
Sr. Preferred Notes, 144A
7.800%	11/28/53(a)	555	683,364
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29	15,500	15,200,557
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%
7.138%(c)	11/01/25(oo)(a)	4,400	$4,432,583
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.730%(c)	01/01/26(oo)	26,715	26,823,224
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	2,035	1,929,941
2.525%(ff)	11/19/41	34,035	24,570,933
3.157%(ff)	04/22/42(a)	15,586	12,137,029
3.328%(ff)	04/22/52(a)	11,404	8,154,351
3.782%(ff)	02/01/28	5,000	4,977,746
3.882%(ff)	07/24/38	42,267	38,059,515
3.897%(ff)	01/23/49	3,000	2,421,330
3.964%(ff)	11/15/48	51,882	42,399,393
4.032%(ff)	07/24/48	3,525	2,922,156
4.260%(ff)	02/22/48	31,042	26,694,422
4.452%(ff)	12/05/29	1,500	1,511,454
Sub. Notes
4.125%	12/15/26	9,450	9,458,608
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	9,955,407
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	3,556,189
3.625%	01/20/27	2,600	2,591,034
4.457%(ff)	04/22/39	8,035	7,578,818
5.516%(ff)	11/19/55	15,560	15,734,039
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30(a)	27,100	27,229,459
5.597%(ff)	03/24/51	2,278	2,321,367
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	10,989,508
2.802%(ff)	01/25/52(a)	39,133	25,242,742
3.971%(cc)	07/22/38	17,130	15,325,667
4.375%	01/22/47	3,800	3,331,479
6.375%	07/24/42	20,875	23,425,115
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	2,090	2,092,687
Societe Generale SA (France),
Gtd. Notes, 144A, MTN
3.625%	03/01/41	16,230	12,147,558
Truist Financial Corp.,
Jr. Sub. Notes, Series N
6.669%(ff)	03/01/26(oo)	18,520	18,625,506
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	500	494,758
2.746%(ff)	02/11/33	6,200	5,522,153
3.126%(ff)	08/13/30	15,000	14,308,732
4.282%	01/09/28(a)	7,135	7,130,623
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53	12,450	10,936,199
5.013%(ff)	04/04/51(a)	5,200	4,859,575

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, GMTN
4.900%	11/17/45	8,905	$8,113,335
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,770,572
4.750%	12/07/46	13,680	12,143,855
			934,793,865
Beverages — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	60,595	59,617,391
4.900%	02/01/46(a)	92,788	86,255,483
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48	3,005	2,602,878
4.950%	01/15/42	1,540	1,482,109
			149,957,861
Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	789,450
2.770%	09/01/53(a)	7,393	4,487,811
4.200%	02/22/52	1,990	1,596,895
4.400%	05/01/45	18,243	15,838,175
4.663%	06/15/51	15,250	13,320,295
5.150%	11/15/41(a)	6,183	6,005,286
5.600%	03/02/43	13,165	13,326,662
5.650%	03/02/53	11,405	11,383,533
5.750%	03/02/63	12,400	12,371,149
			79,119,256
Building Materials — 0.5%
CRH America Finance, Inc.,
Gtd. Notes
5.875%	01/09/55(a)	2,245	2,361,288
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	4,648,072
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,518,641
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,666,438
4.300%	07/15/47	1,734	1,432,656
4.400%	01/30/48	6,247	5,192,329
7.000%	12/01/36	22,334	25,550,689
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	8,489	7,401,001
			50,771,114
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 2.5%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	$19,560,712
5.150%	03/15/34(a)	14,881	14,996,197
5.375%	03/15/44(a)	4,726	4,548,658
Gtd. Notes, 144A
4.500%	12/01/26	20,768	20,808,934
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	3,944	3,279,132
4.800%	05/15/49(a)	3,720	3,033,900
5.550%	11/30/48(a)	1,152	1,049,168
9.400%	05/15/39	351	458,243
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	17,688	18,213,015
5.419%	11/15/48	34,577	34,200,409
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	1,627	1,537,153
4.500%	10/01/49	7,799	5,983,546
6.375%	05/18/53(a)	28,554	28,234,327
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	2,633	1,945,047
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43(a)	3,506	3,464,934
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30	615	579,268
4.125%	03/15/35	7,241	6,711,248
4.900%	06/01/43	1,200	1,096,633
5.000%	04/01/49	6,652	6,065,167
5.250%	01/15/45	4,832	4,569,384
5.625%	12/01/40	1,985	1,990,516
5.800%	03/27/53(a)	36,520	37,045,070
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	1,968,225
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	577,569
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	19,561,254
			241,477,709
Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	2,106,702
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	4,751,782
4.200%	11/01/46	32,800	27,614,592

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
5.625%	03/15/42	1,000	$1,020,391
7.000%	10/15/37	3,623	4,225,157
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,665,629
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	9,596,434
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	264,622
4.678%	07/01/2114	12,715	10,864,704
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	2,669,909
Unsec’d. Notes, Series 2017
3.662%	12/01/57(a)	17,262	12,725,051
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40(a)	429	424,243
Unsec’d. Notes
5.625%	10/01/38(a)	17,500	18,631,462
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
5.250%	03/27/35	6,335	6,528,843
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,113,175
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,230,127
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	5,908,194
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	4,884,254
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	3,000	2,335,681
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	4,473,315
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55(a)	3,500	2,704,344
			129,738,611
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50(a)	15,845	10,136,057
2.650%	02/08/51(a)	3,500	2,222,324
2.700%	08/05/51(a)	57,753	36,795,099
2.850%	08/05/61	49,816	30,304,118
2.950%	09/11/49(a)	6,855	4,694,868
3.850%	08/04/46	40,406	33,444,230
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	$1,868,538
			119,465,234
Electric — 14.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	4,080,234
3.950%	06/01/28	6,240	6,193,605
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	7,145,000
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,705,285
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	2,056,892
3.750%	12/01/47	10,015	7,765,029
3.800%	06/15/49	10,675	8,218,179
4.000%	12/01/46	5,000	4,051,161
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44(a)	4,500	3,823,800
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	2,810	1,814,681
3.700%	12/01/47	12,200	9,524,040
4.500%	03/15/49	1,155	1,003,556
5.900%	12/01/52	2,310	2,422,745
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,537,335
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,584,070
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	13,998,587
4.250%	09/15/48	14,575	12,168,739
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	11,663	10,332,056
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	9,341,900
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,581,414
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	4,495	4,072,814
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50(a)	18,764	12,475,923
3.650%	06/15/46	15,161	11,738,123
3.700%	03/01/45	4,751	3,754,174
3.800%	10/01/42	3,615	2,970,240

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.000%	03/01/48	4,598	$3,723,860
4.000%	03/01/49	4,240	3,384,078
4.350%	11/15/45	5,560	4,786,055
4.600%	08/15/43(a)	2,000	1,816,054
First Mortgage, Series 123
3.750%	08/15/47	10,400	8,098,060
First Mortgage, Series 127
3.200%	11/15/49	4,455	3,095,378
First Mortgage, Series 130
3.125%	03/15/51	805	543,764
First Mortgage, Series 131
2.750%	09/01/51	4,175	2,592,693
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	501,057
3.950%	03/01/43	4,905	4,073,676
5.700%	06/15/40	860	890,902
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56(a)	2,785	2,247,780
Consumers Energy Co.,
First Mortgage
3.750%	02/15/50	3,500	2,689,285
3.950%	05/15/43	4,000	3,340,110
4.350%	04/15/49	1,550	1,327,593
4.350%	08/31/64	6,840	5,405,863
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	3,046,306
6.250%	10/15/53	990	1,087,993
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44	4,774	4,198,543
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	5,173	4,970,611
4.050%	09/15/42	1,340	1,102,239
4.900%	08/01/41	8,810	8,157,342
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	13,972,589
3.700%	06/01/46	1,305	1,021,655
3.750%	08/15/47	7,900	6,157,507
3.950%	06/15/42	5,800	4,851,561
4.300%	07/01/44	3,975	3,425,296
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	2,968,391
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	27,626,248
3.450%	04/15/51	380	274,492
3.700%	12/01/47	7,456	5,725,504
3.950%	03/15/48	7,724	6,187,564
4.250%	12/15/41	12,900	11,393,046
6.050%	04/15/38	2,505	2,715,471
First Ref. Mortgage
2.950%	12/01/26(a)	14,955	14,793,355
3.750%	06/01/45	17,780	14,126,996
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	$5,904,996
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	6,123,256
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	10,903	10,647,535
6.450%	04/01/39	7,100	7,928,987
First Mortgage, Series WWW
4.900%	07/15/43	7,564	7,067,770
First Mortgage, Series YYY
3.250%	10/01/49	2,390	1,666,894
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	15,749,738
4.100%	03/15/43	1,200	1,021,023
4.150%	12/01/44	4,802	4,072,568
5.700%	04/01/35(a)	500	525,920
6.125%	09/15/33	4,400	4,799,421
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,236,290
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28(a)	4,580	4,322,760
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31(a)	2,500	2,344,273
4.200%	09/01/48	61,138	50,218,782
4.200%	04/01/50	530	430,042
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,123	2,419,739
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49(a)	18,180	13,182,399
4.500%	03/30/39	15,760	14,637,599
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,600,605
3.450%	04/15/50(a)	4,420	3,152,798
4.100%	04/01/43	3,000	2,514,333
4.125%	03/01/42(a)	3,010	2,572,469
4.250%	12/01/45	4,365	3,684,405
4.625%	09/01/43	2,780	2,438,679
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28(a)	4,660	4,559,631
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	3,109	2,646,699
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	16,848,713

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.600%	06/01/29	10,000	$9,749,097
4.300%	01/15/29	6,315	6,314,438
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	10,836,149
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	4,622	2,991,133
3.700%	12/01/47	5,430	4,234,029
3.950%	03/01/48	22,070	17,937,421
3.990%	03/01/49	22,600	18,279,559
4.050%	10/01/44	4,104	3,458,745
5.800%	03/15/65	6,667	7,017,431
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,684,991
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	5,803	5,123,059
4.300%	03/15/43	10,900	9,533,475
5.400%	06/01/40	3,109	3,187,265
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,813,664
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51	1,086	758,091
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	6,300,471
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,470,981
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	593,944
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	4,199,825
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	10,214,750
5.300%	07/01/43	1,000	958,252
Kentucky Utilities Co.,
First Mortgage
5.850%	08/15/55	2,275	2,340,604
Louisville Gas & Electric Co.,
First Mortgage
5.850%	08/15/55	2,840	2,921,658
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	11,829,051
3.650%	08/01/48	22,370	17,058,940
4.250%	07/15/49(a)	14,505	12,128,510
4.400%	10/15/44	18,980	16,654,983
Nevada Power Co.,
General Ref. Mortgage
6.000%	03/15/54	9,037	9,382,696
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	$8,213,414
General Ref. Mortgage, Series GG
5.900%	05/01/53	184	187,688
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	5,100,590
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,276,121
3.400%	08/15/42	8,450	6,578,367
3.600%	05/15/46	17,056	13,180,719
3.600%	09/15/47	11,350	8,667,132
4.000%	08/15/45	4,830	3,993,866
4.125%	05/15/44	8,520	7,318,880
5.650%	06/15/54	26,195	26,968,051
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38(a)	2,722	3,505,652
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	7,357,450
4.550%	03/15/44	1,325	1,170,649
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	20,320,161
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	2,185	1,657,974
3.500%	08/01/50	5,494	3,758,954
3.950%	12/01/47	36,215	27,107,740
4.000%	12/01/46	16,682	12,585,906
4.250%	03/15/46	10,000	7,865,358
4.300%	03/15/45	10,000	7,992,783
4.500%	07/01/40	33,445	29,094,566
4.750%	02/15/44	8,542	7,311,666
4.950%	07/01/50	17,166	14,788,975
PacifiCorp,
First Mortgage
2.700%	09/15/30	8,309	7,679,287
3.300%	03/15/51	10,860	7,181,587
4.125%	01/15/49	39,567	30,860,076
4.150%	02/15/50	21,524	16,774,953
5.350%	12/01/53	8,253	7,619,855
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	3,904,650
3.000%	09/15/49	3,922	2,632,607
3.050%	03/15/51	1,200	798,945
3.700%	09/15/47	7,507	5,845,250
3.900%	03/01/48	10,494	8,415,822
4.600%	05/15/52	1,545	1,366,790
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	2,758,290
3.950%	06/01/47	28,190	22,942,475

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.125%	06/15/44	4,450	$3,800,428
5.550%	08/15/55	3,935	3,968,323
6.250%	05/15/39	500	556,871
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	26,955,005
7.750%	03/01/31	8,824	10,166,209
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	7,336,409
3.700%	06/15/28	2,000	1,986,781
4.100%	06/15/48	7,484	6,015,913
4.300%	03/15/44	165	139,821
5.250%	04/01/53	4,285	4,063,465
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
4.434%	11/15/41	1,787	1,546,130
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	25,566,097
5.350%	05/15/35	6,997	7,206,632
5.350%	05/15/40	773	771,990
6.000%	06/01/39	5,700	6,174,528
First Mortgage, Series RRR
3.750%	06/01/47	2,866	2,199,384
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,714,562
Sempra,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	14,510,610
3.400%	02/01/28	19,265	18,897,802
Sierra Pacific Power Co.,
General Ref. Mortgage
5.900%	03/15/54	5,000	5,094,746
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	26,242	18,364,641
First Ref. Mortgage
4.000%	04/01/47	28,115	21,223,638
4.050%	03/15/42	7,200	5,792,696
4.650%	10/01/43	1,950	1,665,108
5.500%	03/15/40	11,962	11,734,546
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	8,000	6,254,587
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	3,154,314
4.125%	03/01/48	2,460	1,883,908
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	13,865	12,895,273
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	3,373,167
4.500%	08/15/41	550	495,360
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	$6,302,268
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,173,890
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	7,175,632
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,166,862
4.450%	02/15/44	1,210	1,059,306
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,743,901
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47	710	549,853
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52	22,842	19,735,777
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,214,136
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27(a)	24,065	23,862,005
4.300%	07/15/29	6,970	6,915,393
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	718,933
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,562,487
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,094,585
			1,428,537,256
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46(a)	3,225	2,715,627
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,990,377
5.500%	07/31/47	15,700	13,619,750
			18,610,127
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
6.200%	03/01/40(a)	5,000	5,523,341
Foods — 1.8%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	4,920	4,389,888
4.375%	02/02/52	16,656	13,085,452

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
6.250%	03/01/56	8,310	$8,518,860
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	3,091,111
4.625%	10/01/39	3,500	3,189,640
5.200%	07/15/45	15,870	14,672,514
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,881,386
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,521,208
5.000%	04/15/42	1,150	1,090,314
5.150%	08/01/43	450	426,776
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	19,235,389
4.125%	04/01/54	11,735	9,329,223
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	6,188	4,433,274
5.700%	05/01/55	30,655	31,075,915
5.800%	05/01/65(a)	5,755	5,869,004
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	20,000	18,121,869
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26	6,265	6,224,154
4.500%	04/01/46	4,255	3,674,238
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	14,835	14,689,203
			168,519,418
Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41(a)	3,000	3,124,105
Gas — 1.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49	13,650	9,830,023
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44	6,745	6,135,942
5.650%	02/01/45	2,260	2,248,871
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	14,125	12,176,634
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	12,500	12,192,542
4.650%	08/01/43	5,960	5,384,139
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	$2,147,209
First Mortgage, Series VV
4.300%	01/15/49(a)		8,650	7,165,183
First Mortgage, Series WW
3.950%	02/15/50		26,720	20,714,018
First Mortgage, Series XX
2.550%	02/01/30		1,835	1,713,264
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		11,445	9,250,724
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,351,262
3.950%	10/01/46		3,975	3,146,248
4.400%	06/01/43		750	644,142
4.400%	05/30/47		27,369	22,968,921
				125,069,122
Healthcare-Products — 0.2%
Alcon Finance Corp.,
Gtd. Notes, 144A
5.750%	12/06/52		3,955	4,065,811
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	4,530,776
Medtronic, Inc.,
Gtd. Notes
4.150%	10/15/53	EUR	4,685	5,285,908
4.625%	03/15/45		1	919
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	1,835,428
				15,718,842
Healthcare-Services — 4.2%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28(a)		7,005	6,967,589
4.272%	08/15/48		8,950	7,549,961
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		3,338	2,733,505
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		17,663	14,374,306
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47		6,650	5,581,148
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27		17,240	17,079,372
3.875%	10/15/47		6,870	5,328,452
4.375%	10/15/28		25,005	25,128,270
4.500%	02/25/26		11,024	11,018,344
4.800%	07/15/46		5,065	4,530,173

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.900%	12/15/48	5,308	$4,766,523
5.375%	02/15/42	3,650	3,621,947
Sr. Unsec’d. Notes
2.375%	03/15/31	16,605	14,941,802
3.200%	03/15/40	9,125	7,132,129
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114(a)	2,875	2,487,006
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48(a)	12,000	9,504,832
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	3,265	2,638,771
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	3,360	2,407,240
3.700%	09/15/49	8,819	6,470,096
4.625%	05/15/42	2,600	2,344,148
4.650%	01/15/43	1,000	896,319
4.850%	08/15/54	510	438,221
5.100%	01/15/44	720	680,509
5.850%	11/01/64	16,830	16,722,328
HCA, Inc.,
Gtd. Notes
4.625%	03/15/52	3,740	3,086,557
5.875%	02/01/29(a)	5,400	5,623,487
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	17,123,030
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	9,195,445
4.875%	04/01/42	1,000	950,189
Unsec’d. Notes, Series 2021
3.002%	06/01/51(a)	11,245	7,457,930
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,265,526
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,714,937
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52(a)	2,800	2,444,449
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	508,567
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,571,665
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	10,530,766
4.784%	07/01/44	7,305	6,710,399
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	722,258
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50(a)	1,005	$693,099
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	2,362,831
Unsec’d. Notes
4.089%	10/01/48	2,208	1,804,610
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	2,285	1,478,265
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	9,947,766
3.450%	06/01/26	4,715	4,688,032
5.750%	01/30/40(a)	1,251	1,272,079
6.950%	07/01/37	1,704	1,930,205
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	9,985	6,201,646
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	2,823,461
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28(a)	2,400	2,378,795
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	4,542,788
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,265,606
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,802,721
3.950%	10/15/42	2,060	1,726,130
4.250%	04/15/47	13,715	11,403,791
4.450%	12/15/48	2,000	1,698,949
4.625%	11/15/41	4,601	4,249,639
4.750%	07/15/45	6,770	6,161,498
4.750%	05/15/52(a)	10,905	9,596,627
4.950%	05/15/62	7,570	6,646,191
5.200%	04/15/63	35,500	32,502,083
5.375%	04/15/54	6,532	6,263,183
5.500%	07/15/44(a)	3,255	3,260,470
5.750%	07/15/64	20,375	20,305,769
5.800%	03/15/36	3,945	4,225,643
			402,480,073
Household Products/Wares — 0.0%
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	350,347
Insurance — 2.9%
Allstate Corp. (The),
Sub. Notes, Series B, 3 Month SOFR + 3.200%
7.526%(c)	08/15/53	800	801,391

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	$8,141,310
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.550%	02/15/55(a)	2,180	2,132,738
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	2,895	2,611,295
Chubb INA Holdings LLC,
Gtd. Notes
2.850%	12/15/51	8,570	5,612,666
3.050%	12/15/61	10,935	6,873,682
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	15,000	9,682,830
3.500%	10/15/50	5,045	3,562,006
4.868%	06/01/44	14,360	13,056,629
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.100%	03/15/55(a)	25,995	26,547,547
6.350%	03/22/54(a)	4,130	4,355,756
Sr. Unsec’d. Notes, 144A
6.500%	05/20/55	5,600	5,994,125
Hartford Insurance Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	440,441
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	14,999	10,622,661
3.951%	10/15/50	31,115	23,806,025
4.569%	02/01/29	5,880	5,917,321
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	4,706,685
7.000%	06/15/40	6,248	7,117,393
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	7,822,221
3.500%	11/01/27	5,000	4,933,747
4.150%	09/17/50	8,815	6,943,664
4.300%	11/01/47	4,479	3,664,085
5.000%	03/30/43	100	91,271
5.000%	04/05/46	2,360	2,150,280
5.000%	05/20/49	18,590	16,693,543
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/55(a)	16,745	16,432,482
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	4,485	3,389,862
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	1,902,552
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	$21,957,939
4.900%	09/15/44	350	323,051
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.700%	07/24/55	3,115	3,227,900
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	39,768	30,357,479
5.750%	08/15/42	5,540	5,549,832
7.250%	03/15/28(a)	2,707	2,881,614
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,492,251
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43	2,962	2,874,596
			275,670,870
Internet — 0.5%
Alphabet, Inc.,
Sr. Unsec’d. Notes
5.300%	05/15/65(a)	1,965	1,952,828
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.100%	05/12/51	15,769	10,948,028
3.250%	05/12/61	7,231	4,844,794
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54(a)	9,838	9,724,992
5.550%	08/15/64	14,972	14,861,630
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54(a)	2,770	2,685,691
			45,017,963
Lodging — 0.6%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	13,156,683
5.000%	10/15/27	12,845	13,069,647
5.500%	04/15/37	10,820	11,052,992
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	22,446,054
			59,725,376
Machinery-Diversified — 0.5%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	45,076	45,714,898
Media — 3.7%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	156,196

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	20	$13,531
4.800%	03/01/50	50	39,533
5.375%	04/01/38	13,155	12,386,635
5.375%	05/01/47	41,367	35,724,870
5.750%	04/01/48	41,760	37,782,899
6.484%	10/23/45	23,294	23,009,534
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51(a)	34,931	21,500,232
2.937%	11/01/56	56,194	33,320,299
3.250%	11/01/39	54,500	43,440,483
3.400%	07/15/46	4,867	3,516,460
3.450%	02/01/50	54,000	37,716,374
3.750%	04/01/40(a)	14,385	12,078,804
3.900%	03/01/38	18,880	16,600,235
3.969%	11/01/47	20,719	16,171,784
3.999%	11/01/49	9,318	7,182,112
4.000%	03/01/48	13,223	10,335,290
5.500%	05/15/64(a)	60	56,479
Cox Communications, Inc.,
Gtd. Notes, 144A
5.950%	09/01/54	7,800	7,234,852
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29	3,310	3,192,687
Paramount Global,
Sr. Unsec’d. Notes
3.700%	06/01/28	2,130	2,083,532
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	2,792,918
5.875%	11/15/40	8,615	8,237,792
6.550%	05/01/37	2,785	2,893,421
6.750%	06/15/39	3,678	3,836,151
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43(a)	9,675	9,815,632
7.700%	10/30/25(a)	429	430,027
			351,548,762
Mining — 2.3%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28	12,250	11,882,500
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	5,000	5,572,517
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	22,700	24,819,122
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	7,751	7,953,796
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
5.750%	05/01/43	7,399	$7,657,852
7.500%	09/15/38	10,946	13,163,678
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	28,741,439
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32	11,300	11,688,263
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43(a)	2,890	2,778,784
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	17,887	17,956,080
6.875%	09/01/41	11,304	12,520,817
Sr. Unsec’d. Notes
6.250%	07/15/33	9,600	10,467,817
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40	860	859,425
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42	785	677,491
4.750%	03/22/42	1,562	1,455,665
5.750%	03/14/55	27,390	28,079,143
5.875%	03/14/65(a)	6,370	6,635,313
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32(a)	4,800	4,625,027
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	8,475	9,629,719
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,137,628
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	5,391,179
4.625%	12/15/27	5,811	5,813,882
			220,507,137
Miscellaneous Manufacturing — 0.3%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29(a)	4,175	4,052,676
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41	4,185	3,176,188
4.400%	05/27/45	4,260	3,778,123
Siemens Funding BV (Germany),
Gtd. Notes, 144A
5.800%	05/28/55	4,415	4,723,385
5.900%	05/28/65(a)	4,355	4,704,418

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	$9,028,480
			29,463,270
Office/Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	46,065	45,183,774
Oil & Gas — 7.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	12,543	11,460,296
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	3,883	3,741,590
5.800%	10/01/54	24,215	22,444,859
6.000%	06/13/33	24,010	25,189,347
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26	6,752	6,719,036
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	36,354	38,700,222
6.450%	06/30/33	2,000	2,154,120
6.500%	02/15/37(a)	3,749	4,063,869
6.750%	02/01/39	2,910	3,193,518
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52(a)	16,394	11,597,465
5.250%	06/15/37	2,231	2,180,124
5.400%	06/15/47	42,322	39,075,479
6.750%	11/15/39	11,798	13,031,204
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	1,101	1,109,250
6.000%	03/01/41	3,550	3,870,719
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42(a)	6,810	5,597,576
3.800%	03/15/52(a)	27,200	20,446,146
4.025%	03/15/62	116	86,678
4.150%	11/15/34	847	806,787
4.300%	11/15/44(a)	3,330	2,879,055
5.000%	01/15/35(a)	4,765	4,823,405
5.300%	05/15/53(a)	11,135	10,608,097
5.500%	01/15/55(a)	30,100	29,450,022
5.650%	01/15/65	7,275	7,146,864
5.700%	09/15/63(a)	12,905	12,807,701
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42(a)	3,675	3,199,336
5.000%	06/15/45	14,051	12,217,493
5.600%	07/15/41	21,825	21,032,030
5.875%	06/15/28	7,125	7,128,979
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	$11,029,292
4.400%	03/24/51(a)	19,760	15,966,335
5.750%	04/18/54(a)	8,913	8,571,485
5.900%	04/18/64	7,000	6,742,045
6.250%	03/15/53(a)	29,015	29,738,779
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35(a)	4,067	3,777,180
5.350%	01/15/36	12,790	13,134,962
5.950%	07/15/55	21,430	22,417,448
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	3,260	3,018,369
3.250%	11/18/49	6,000	4,300,129
3.625%	04/06/40	1,380	1,173,542
3.950%	05/15/43	2,796	2,373,272
5.100%	08/17/40	22,019	21,981,319
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49	13,000	9,034,707
3.567%	03/06/45	4,370	3,485,047
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	13,500	14,012,503
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54(a)	11,375	9,691,043
5.125%	12/15/26	13,890	14,014,843
6.500%	03/01/41	6,214	6,694,076
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	3,000	2,139,219
4.200%	03/15/48	21,150	15,510,285
6.200%	03/15/40	12,322	12,508,144
6.450%	09/15/36	5,522	5,858,261
7.500%	05/01/31	4,290	4,812,750
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	1,114,138
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	6,535,550
6.350%	02/12/48	2,025	1,610,503
7.690%	01/23/50	12,200	11,095,290
Phillips 66,
Gtd. Notes
2.150%	12/15/30	10,600	9,463,546
3.300%	03/15/52	1,380	915,684
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	11,680	11,615,513
4.680%	02/15/45	500	429,045
4.900%	10/01/46	810	711,564
5.500%	03/15/55(a)	3,059	2,880,604

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.650%	06/15/54(a)	21,628	$20,727,812
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	4,330,929
Shell Finance US, Inc.,
Gtd. Notes
4.000%	05/10/46	3,000	2,469,477
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	11/15/47	10,000	7,579,559
5.950%	12/01/34	1,000	1,049,146
6.800%	05/15/38(a)	5,051	5,557,287
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29	17,441	17,121,812
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64	6,760	6,527,024
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51(a)	9,355	6,575,367
4.350%	06/01/28	25,440	25,549,493
			712,605,645
Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	4,570,718
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	8,373,890
5.000%	11/15/45	1,835	1,669,964
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	18,402,001
			33,016,573
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30(a)	2,715	2,504,919
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35	5,000	5,140,845
			7,645,764
Pharmaceuticals — 5.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	91,680	82,034,426
4.300%	05/14/36(a)	2,500	2,403,585
4.400%	11/06/42	7,200	6,491,918
4.500%	05/14/35	2,775	2,721,183
4.550%	03/15/35	35,638	35,084,300
4.625%	10/01/42	3,115	2,889,333
4.700%	05/14/45	16,174	14,841,582
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.500%	03/15/64		385	$384,751
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		11,500	8,070,214
3.700%	03/15/52		3,330	2,486,060
3.900%	03/15/62		15,215	11,145,059
4.250%	10/26/49		14,610	12,107,635
4.350%	11/15/47		22,307	18,991,955
4.550%	02/20/48		8,519	7,451,684
5.650%	02/22/64		2,900	2,876,784
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		57,035	54,666,566
4.300%	03/25/28		9,442	9,447,791
4.780%	03/25/38		40,326	37,810,063
5.125%	07/20/45(a)		41,205	37,384,921
5.300%	12/05/43		20,115	18,820,392
6.250%	06/01/27		1,000	1,032,012
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	9,258,323
4.950%	02/27/63		3,000	2,762,054
5.000%	02/09/54(a)		4,775	4,519,765
5.100%	02/09/64		11,435	10,799,407
5.200%	08/14/64(a)		5,880	5,650,638
5.550%	10/15/55		1,310	1,348,470
5.650%	10/15/65		1,790	1,849,342
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
6.375%	05/15/38		10,000	11,203,179
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40		8,585	6,042,409
3.400%	01/15/38		4,365	3,842,281
3.625%	03/03/37		6,385	5,794,352
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,174,310
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51(a)		4,188	2,637,463
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		4,169	3,612,895
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		110	109,142
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	1,802,277
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		41,068	34,160,755
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		4,605	3,509,498

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.000%	06/22/50	5,990	$4,086,115
			485,304,889
Pipelines — 9.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	4,460	4,176,306
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	19,806,779
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.544%	11/15/53(a)	3,620	3,887,807
6.714%	08/15/63	9,875	10,828,658
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	6,975	7,135,280
5.600%	04/01/44	7,379	7,144,562
8.125%	08/16/30	6,000	6,902,575
Gtd. Notes, 144A
6.450%	11/03/36	10,766	11,376,325
6.750%	09/15/37	17,644	19,198,323
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	800,860
Energy Transfer LP,
Gtd. Notes
5.000%	05/15/44	2,755	2,439,548
5.350%	05/15/45	2,875	2,636,649
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)(a)	21,530	22,289,065
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	4,994,300
4.900%	03/15/35	19,017	18,528,634
5.000%	05/15/50	14,285	12,230,925
5.150%	02/01/43(a)	4,450	4,038,620
5.300%	04/01/44	9,735	8,915,769
5.300%	04/15/47	1,315	1,188,568
5.400%	10/01/47	30,794	28,228,729
6.000%	06/15/48	8,083	7,970,207
6.050%	06/01/41	1,275	1,301,335
6.125%	12/15/45	30,335	30,598,090
6.200%	04/01/55(a)	8,980	9,033,557
6.250%	04/15/49	35,265	35,592,758
7.500%	07/01/38	11,000	12,782,072
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	20,164,424
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	01/31/51	14,570	10,838,903
4.200%	01/31/50	16,790	13,705,988
4.250%	02/15/48	18,060	15,033,551
4.850%	08/15/42(a)	3,930	3,651,855
4.850%	03/15/44	5,775	5,318,188
4.900%	05/15/46	25,127	23,069,898
4.950%	10/15/54	3,110	2,798,569
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.100%	02/15/45	12,537	$11,908,538
5.375%(ff)	02/15/78(a)	7,380	7,333,395
5.700%	02/15/42	5,100	5,241,800
6.125%	10/15/39	3,937	4,255,252
6.450%	09/01/40	7,879	8,763,614
Gtd. Notes, Series D, 3 Month SOFR + 3.248%
7.433%(c)	08/16/77	4,312	4,321,960
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	9,851,539
5.000%	08/15/42	2,010	1,848,828
5.000%	03/01/43	1,176	1,077,865
5.400%	09/01/44	878	837,668
6.500%	02/01/37	900	976,656
6.500%	09/01/39	5,545	6,014,540
6.550%	09/15/40	4,370	4,749,568
Gtd. Notes, MTN
6.950%	01/15/38	575	647,437
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	2,944	2,070,262
5.050%	02/15/46	1,759	1,591,488
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	13,187	11,937,758
4.700%	04/15/48	18,002	15,074,953
4.900%	04/15/58	9,705	8,069,638
5.200%	03/01/47	1,445	1,299,175
5.200%	12/01/47	15,735	14,083,453
5.500%	06/01/34	4,932	5,028,134
5.500%	02/15/49(a)	33,016	30,741,375
5.650%	03/01/53(a)	600	565,668
5.950%	04/01/55	7,535	7,367,560
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,162	1,158,930
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,358,969
6.200%	09/15/43	18,615	19,065,566
6.850%	10/15/37	1,742	1,920,515
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	8,259,648
3.400%	09/01/29	4,705	4,535,862
4.200%	03/15/45(a)	4,130	3,211,299
4.450%	09/01/49(a)	4,000	3,218,906
4.500%	03/15/50	6,068	4,956,329
4.550%	07/15/28	15,725	15,849,775
4.850%	02/01/49	17,700	15,088,994
4.950%	07/13/47	18,108	15,717,095
5.200%	07/15/48	4,999	4,469,645
6.050%	09/01/33(a)	1,675	1,776,004
6.100%	11/15/32(a)	3,926	4,206,413
6.625%	09/01/53	34,031	36,187,238

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	$4,070,163
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	484,670
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33(a)	5,000	5,320,993
6.125%	05/15/55(a)	18,305	18,412,164
6.250%	07/01/52(a)	9,000	9,179,304
6.500%	02/15/53(a)	5,093	5,361,184
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	4,710	4,411,369
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.450%	08/01/42	5,603	4,907,090
4.600%	03/15/48	2,100	1,821,773
5.400%	08/15/41	1,544	1,516,937
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	8,053	7,022,581
5.500%	08/15/48	19,930	17,753,126
6.150%	04/01/33	1,085	1,146,827
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	3,770	3,604,091
3.500%	10/15/51	11,622	8,259,118
3.750%	06/15/27(a)	990	983,559
4.900%	01/15/45	10,477	9,460,256
5.100%	09/15/45	13,042	12,075,573
5.300%	08/15/52	7,130	6,689,082
5.400%	03/04/44	22,544	21,916,622
5.750%	06/24/44	13,955	14,087,823
5.800%	11/15/43	3,434	3,467,660
6.300%	04/15/40	15,935	17,246,194
			874,445,148
Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	4,569,295
Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.000%	05/18/51	3,500	2,195,253
5.625%	05/15/54(a)	21,480	20,742,058
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,205,561
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29	6,449	6,395,789
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49(a)	1,495	$1,048,165
3.800%	07/15/50(a)	4,300	3,299,564
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31	6,635	6,131,486
3.100%	01/15/30	7,500	7,161,397
4.250%	04/15/28	9,620	9,675,722
			57,854,995
Retail — 1.4%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	19,814,504
4.500%	07/26/47(a)	15,758	13,504,007
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,987,543
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	9,490	9,339,534
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	29,165	29,077,407
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50(a)	1,335	963,641
3.625%	04/15/52	1,845	1,381,420
3.900%	06/15/47	20,500	16,576,482
4.250%	04/01/46	9,395	8,069,765
5.400%	06/25/64(a)	910	898,249
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.450%	04/01/62	26,140	20,857,037
Macy’s Retail Holdings LLC,
Gtd. Notes
5.125%	01/15/42(a)	1,875	1,487,077
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	5,325	4,772,197
			130,728,863
Semiconductors — 1.4%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	10,000	8,228,689
3.750%	02/15/51(a)	3,438	2,679,919
Sr. Unsec’d. Notes
5.200%	07/15/35(a)	25,535	26,346,589
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	50,673	43,869,119
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.100%	01/25/36	1,360	1,446,051
6.250%	01/25/35	8,144	8,721,869

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47	5,000	$3,676,156
4.900%	08/05/52	2,813	2,420,908
5.050%	08/05/62	5,630	4,830,765
5.600%	02/21/54(a)	3,556	3,416,902
5.700%	02/10/53	31,906	30,853,576
			136,490,543
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27	2,467	2,428,024
Software — 3.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,800	1,127,017
2.525%	06/01/50	193,864	122,651,678
2.675%	06/01/60(a)	12,836	7,676,233
2.921%	03/17/52(a)	1,201	815,719
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	22,600	18,144,222
3.600%	04/01/50	7,300	5,139,384
3.800%	11/15/37	21,055	18,177,453
3.850%	07/15/36	7,996	7,119,893
3.900%	05/15/35	7,346	6,687,794
3.950%	03/25/51	1,920	1,428,447
4.000%	07/15/46	32,902	25,607,850
4.100%	03/25/61	1,180	848,001
4.125%	05/15/45	1,300	1,044,185
4.300%	07/08/34	2,032	1,942,474
4.375%	05/15/55	23,359	18,302,381
5.500%	09/27/64	8,922	8,163,528
5.550%	02/06/53	5,809	5,482,583
6.900%	11/09/52	26,335	29,328,394
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	3,885	3,892,439
Synopsys, Inc.,
Sr. Unsec’d. Notes
5.000%	04/01/32	11,842	12,098,238
			295,677,913
Telecommunications — 3.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	36,400	29,096,309
3.500%	09/15/53	47,937	33,123,881
3.550%	09/15/55	69,667	47,981,258
3.650%	09/15/59	82,309	56,279,785
3.800%	12/01/57	22,245	15,870,141
4.500%	05/15/35(a)	22,285	21,502,175
4.650%	06/01/44	19,400	17,126,562
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	3,000	$2,710,551
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41	27,795	20,861,778
3.300%	02/15/51	24,035	16,329,515
4.375%	04/15/40	3,205	2,893,115
4.500%	04/15/50	4,300	3,618,818
5.500%	01/15/55(a)	3,415	3,302,001
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	30,555	22,099,173
2.987%	10/30/56(a)	2,320	1,428,446
3.400%	03/22/41	12,000	9,479,716
3.700%	03/22/61	8,791	6,193,419
3.875%	03/01/52(a)	10,878	8,326,159
4.000%	03/22/50	15,566	12,274,214
			330,497,016
Transportation — 1.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	3,012,869
4.375%	09/01/42(a)	8,705	7,800,612
4.400%	03/15/42	10,600	9,573,374
4.450%	03/15/43	11,312	10,186,110
4.550%	09/01/44	2,455	2,209,191
4.700%	09/01/45	3,040	2,791,482
5.050%	03/01/41	1,620	1,595,478
5.150%	09/01/43	3,133	3,081,770
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43	900	804,453
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.000%	12/02/41	3,135	2,348,650
4.800%	09/15/35	1,645	1,623,465
4.950%	08/15/45	10,000	9,318,980
6.125%	09/15/2115	14,400	14,876,022
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	5,800,084
3.350%	11/01/25	10,250	10,236,741
4.500%	08/01/54	8,850	7,561,396
4.750%	05/30/42	4,873	4,569,923
6.150%	05/01/37	1,000	1,104,200
6.220%	04/30/40	531	586,802
FedEx Corp.,
Gtd. Notes, 144A
4.100%	04/15/43	825	660,075
4.550%	04/01/46	6,975	5,873,194
4.750%	11/15/45	2,925	2,539,434
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50(a)	7,626	5,158,765

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
3.942%	11/01/47	3,667	$2,962,705
3.950%	10/01/42	1,140	962,463
4.050%	08/15/52	1,585	1,266,815
4.100%	05/15/2121	10,745	7,619,568
4.450%	06/15/45(a)	1,700	1,493,621
4.650%	01/15/46	700	632,004
4.800%	08/15/43	852	771,733
4.837%	10/01/41(a)	1,080	1,028,141
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	838,282
3.350%	08/15/46	4,300	3,174,673
3.799%	04/06/71	22,170	15,638,832
3.875%	02/01/55	4,805	3,691,441
3.950%	08/15/59	5,100	3,872,918
			157,266,266
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	4,325	4,244,490
3.400%	11/15/26	4,275	4,229,976
			8,474,466
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
5.250%	03/01/35(a)	7,215	7,401,943
5.700%	09/01/55	5,835	5,925,081
			13,327,024

Total Corporate Bonds (cost $9,506,432,118)			8,571,114,457
Municipal Bonds — 1.9%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	7,720,044
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	8,483,945
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	3,766,624
			19,970,613
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,376,856
Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	104,273
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	6,636	$6,716,326
			6,820,599
Michigan — 0.3%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	4,045,700
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	17,144	13,805,583
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,670	3,493,009
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,244,089
			25,588,381
Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	14,190,811
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	335,606
			14,526,417
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	33,733,059
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,204,342
			39,937,401
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	1,300	1,123,214
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,202,378
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,592,612
			11,794,990
Texas — 0.4%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	841,594
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,039,928

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	$13,024,812
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	20,700	16,404,137
			36,310,471
Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	9,881,739
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	8,047,421
			17,929,160

Total Municipal Bonds (cost $220,196,533)			178,378,102
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bonds
1.875%	02/15/51(k)	25,380	14,494,360
4.625%	02/15/55	27,255	26,795,072
U.S. Treasury Notes
4.250%	08/15/35	38,250	38,560,781
4.625%	02/15/35(k)	62,000	64,441,250

Total U.S. Treasury Obligations (cost $143,256,189)			144,291,463

	Shares
Preferred Stocks — 0.2%
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	117,000	2,721,420
Financial Services — 0.2%
SCE Trust V, 5.450%(c), 3 Month SOFR + 4.052%, Series K, Maturing 03/15/26(a)(oo)	565,000	13,362,250

Total Preferred Stocks (cost $17,050,000)		16,083,670

Total Long-Term Investments (cost $10,464,600,988)		9,475,305,145
	Shares	Value

Short-Term Investments — 4.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	14,997,981	$14,997,981
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $370,596,123; includes $369,110,708 of cash collateral for securities on loan)(b)(wb)	370,829,592	370,607,095

Total Short-Term Investments (cost $385,594,104)		385,605,076

TOTAL INVESTMENTS—102.7% (cost $10,850,195,092)		9,860,910,221

Liabilities in excess of other assets(z) — (2.7)%		(256,921,672)

Net Assets — 100.0%		$9,603,988,549

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
BNY	Bank of New York Mellon
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
GMTN	Global Medium Term Note
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $362,180,222; cash collateral of $369,110,708 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5,050	5 Year U.S. Treasury Notes	Dec. 2025	$551,436,316	$327,867
4,267	10 Year U.S. Treasury Notes	Dec. 2025	480,037,500	2,810,154
1,347	10 Year U.S. Ultra Treasury Notes	Dec. 2025	155,010,241	1,679,121
				4,817,142
Short Positions:
137	2 Year U.S. Treasury Notes	Dec. 2025	28,550,586	(19,323)
284	10 Year Euro-Bund	Dec. 2025	42,869,121	(3,782)
5,136	20 Year U.S. Treasury Bonds	Dec. 2025	598,825,500	(12,612,617)
235	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	28,214,688	233,030
				(12,402,692)
				$(7,585,550)
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/25	BNY	EUR	28,283	$33,382,643	$33,209,277	$—	$(173,366)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/25	BNY	EUR	28,283	$33,177,340	$33,209,277	$—	$(31,937)
Expiring 11/05/25	BNY	EUR	28,283	33,451,030	33,278,650	172,380	—
				$66,628,370	$66,487,927	172,380	(31,937)
						$172,380	$(205,303)
Credit default swap agreement outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2025		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	722,292		$(16,558,273)		$(16,600,445)		$(42,172)
A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreement outstanding at September 30, 2025 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21